Significant Accounting Policies - Equity Compensation Plan (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Aug. 02, 2019
Equity Compensation Plan:
Maximum number of shares that may be granted	1,000,000	1,000,000
Common Stock
Equity Compensation Plan:
Contractual obligation for any stock to be granted	$ 0